Non-controlling interest	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
Non-controlling interest	Non-controlling interest
Changes in non-controlling interests for the periods presented in this report were as follows:

(In $ millions)	Non-controlling interest
December 31, 2018	1,384.5
Share of net loss allocated to the non-controlling interest	(94.3)
Cash distributions	(1.5)
December 31, 2019	1,288.7
Share of net loss allocated to the non-controlling interest	(2,038.0)
December 31, 2020	(749.3)
Our non-controlling interest consists of Seadrill Limited's 42% interest in Seadrill Operating LP and 49% interest in Seadrill Capricorn Holdings LLC. Of which, we hold the following:
(1) a 51% limited liability company interest in Seadrill Capricorn Holdings LLC. Seadrill Capricorn Holdings LLC owns 100% of the entities that own and operate the West Capricorn, West Sirius, West Auriga and West Vela.
(2) a 58% limited partner interest in Seadrill Operating LP, as well as the non-economic general partner interest in Seadrill Operating LP through our 100% ownership of its general partner, Seadrill Operating GP LLC. Seadrill Operating LP owns: (a) 100% interest in the entities that own the West Aquarius, West Leo, West Polaris and the West Vencedor, (b) approximately 56% interest in Seadrill Deepwater Drillship that owns and operates the West Capella and (c) a 51% limited liability interest in Seadrill Mobile Units (Nigeria).